Derivative Warrant Liabilities (Details Narrative) - $ / shares		9 Months Ended	12 Months Ended
	Jun. 02, 2021	Sep. 30, 2023	Dec. 31, 2022	Sep. 27, 2023	Aug. 31, 2023	Jul. 28, 2023	Jun. 27, 2023	Jun. 01, 2023	May 02, 2023	Mar. 31, 2023	Mar. 02, 2023	Feb. 02, 2023	Dec. 30, 2022	Dec. 01, 2022	Nov. 29, 2022	Jun. 02, 2022	Dec. 31, 2021
Share price				$ 0.037	$ 0.037	$ 0.037	$ 0.037	$ 0.037	$ 0.067	$ 0.067	$ 0.067	$ 0.067	$ 0.067	$ 0.067	$ 0.067
Number of trading days on which fair market value of shares is reported		10 days	10 days
Public Warrants [Member]
Warrants outstanding		10,326,000	10,326,000
Exercise price of warrants																$ 0.15
Threshold period for filling registration statement after business combination		15 days	15 days
Maximum threshold period for registration statement to become effective after business combination		90 days	90 days
Public Warrants [Member] | Common Class A [Member]
Number of warrants in a unit	1	1	1
Exercise price of warrants		$ 11.50	$ 11.50
Share price		$ 9.20	$ 9.20
Percentage of gross new proceeds to total equity proceeds used to measure dilution of warrant		60.00%	60.00%
Threshold consecutive trading days		20 days
Share price trigger		$ 9.20	$ 9.20
Percentage of gross proceeds on total equity proceeds		115.00%	115.00%
Stock price trigger for redemption of public warrants (in dollars per share)		$ 18.00	$ 18.00
Adjustment of exercise price of warrants based on market value and newly issued price (as a percent)		180.00%	180.00%
Public Warrants expiration term		5 years	5 years
Private Placement Warrants [Member]
Warrants outstanding		6,217,700	6,217,700														4,668,800
Exercise price of warrants																$ 1.00
Private Placement Warrants [Member] | Redemption of Warrants When Price Per Share of Class Common Stock Equals or Exceeds18.00 [Member]
Warrant redemption condition minimum share price		$ 18.00	$ 18.00
Redemption price per public warrant (in dollars per share)		$ 0.01	$ 0.01
Redemption period		30 days	30 days
class of warrant or right, redemption of warrants or rights, , threshold trading days		20 days	20 days